SCHEDULE OF CRYPTO ASSETS (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Filecoin	[1]	$ 1,544,790	$ 3,019,896
Total crypto assets		$ 1,544,790	$ 3,019,896	$ 2,088,798	$ 705,309	$ 374,840	$ 288,419

[1]	As of June 30, 2025, the Company held approximately 679,029 Filecoins with the carrying amount of $1,544,790, of which 104,647 Filecoins came from the asset purchase agreement with Huangtong International Co., Ltd. closed on December 15, 2022, about 274,709 Filecoins were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business, about 150,000 Filecoins were borrowed from HDP Capital Management Limited to meet the pledge needs for Filecoin mining business, and 149,673 Filecoins came from the Filecoin physical mining business. Out of the 679,029 Filecoins, approximately 563,472 Filecoins are in a pledged and locked position in the Company’s node accounts for the needs of Filecoin mining operating.